Cash and Cash Equivalent- Summary of Cash and Cash Equivalents (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Cash And Cash Equivalents [abstract]
Cash on hand	S/ 1,377	S/ 16,468
Cash in-transit	3,566	2,798
Bank accounts	647,832	493,666
Time deposits	148,365	113,248
Total	S/ 801,140	S/ 626,180	S/ 606,950